UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

February 28, 2011

1.814090.106

ISIG-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 86.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 11.4%
Fannie Mae:
0.375% 12/28/12	$ 4,090,000	$ 4,057,628
1.25% 8/20/13	2,500,000	2,511,910
1.25% 2/27/14	1,080,000	1,078,143
Federal Home Loan Bank:
0.875% 8/22/12	2,390,000	2,400,239
0.875% 12/27/13	350,000	346,367
1% 3/27/13	4,100,000	4,106,855
1.875% 6/21/13	10,650,000	10,876,802
Freddie Mac:
0.375% 11/30/12	3,252,000	3,235,268
0.625% 12/28/12	16,590,000	16,568,599
1.375% 2/25/14	5,967,000	5,975,485
4.5% 1/15/14	1,183,000	1,289,969
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	689,013	715,657
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	359,615	381,859
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		53,544,781
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	18,698,184	18,865,979
U.S. Treasury Obligations - 60.0%
U.S. Treasury Notes:
0.625% 1/31/13	28,000,000	27,985,776
1% 4/30/12	8,848,000	8,915,422
1% 1/15/14	10,293,000	10,260,032
1.25% 2/15/14	42,436,000	42,542,092
1.25% 8/31/15	12,000,000	11,657,808
1.25% 10/31/15	5,500,000	5,318,671
1.375% 2/15/12	7,286,000	7,360,849
1.375% 4/15/12	5,350,000	5,412,279
1.375% 2/15/13	19,439,000	19,704,012
1.375% 11/30/15	26,607,000	25,819,193
1.5% 12/31/13	1,403,000	1,419,112
1.75% 4/15/13	14,416,000	14,722,340
1.875% 4/30/14	17,268,000	17,607,972
1.875% 6/30/15	8,900,000	8,920,167
2.125% 5/31/15	16,188,000	16,419,488
2.125% 2/29/16	1,000,000	999,531
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 8/31/14	$ 11,687,000	$ 12,064,093
2.375% 9/30/14	11,425,000	11,789,172
2.375% 10/31/14	7,948,000	8,193,895
2.625% 7/31/14	7,703,000	8,026,164
3.375% 6/30/13	10,561,000	11,188,883
4.75% 5/31/12 (c)	4,500,000	4,746,974
TOTAL U.S. TREASURY OBLIGATIONS		281,073,925
Other Government Related - 11.1%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	577,000	588,786
3.125% 6/15/12 (FDIC Guaranteed) (a)	161,000	166,365
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (a)	2,000,000	2,036,588
1.875% 5/7/12 (FDIC Guaranteed) (a)	12,500,000	12,756,913
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (a)	1,600,000	1,631,989
2% 3/30/12 (FDIC Guaranteed) (a)	5,000,000	5,079,975
2.125% 7/12/12 (FDIC Guaranteed) (a)	934,000	954,395
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (a)	4,000,000	4,088,848
2.625% 12/28/12 (FDIC Guaranteed) (a)	1,702,000	1,759,686
3% 12/9/11 (FDIC Guaranteed) (a)	420,000	428,720
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	6,000,000	6,112,146
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	162,000	167,679
JPMorgan Chase & Co.:
2.125% 12/26/12 (FDIC Guaranteed) (a)	7,000,000	7,184,233
2.2% 6/15/12 (FDIC Guaranteed) (a)	2,570,000	2,623,952
3.125% 12/1/11 (FDIC Guaranteed) (a)	70,000	71,473
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6113% 12/7/20 (NCUA Guaranteed) (d)	1,139,595	1,140,814
Series 2010-R2 Class 1A, 0.635% 11/6/17 (NCUA Guaranteed) (d)	1,893,550	1,894,743
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2011-C1 Class 1A, 0.764% 2/28/20 (NCUA Guaranteed) (d)	$ 1,720,000	$ 1,720,000
Series 2011-R1 Class 1A, 0.711% 1/8/20 (NCUA Guaranteed) (d)	1,683,444	1,687,130
TOTAL OTHER GOVERNMENT RELATED		52,094,435
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $402,654,210)		405,579,120
U.S. Government Agency - Mortgage Securities - 5.0%

Fannie Mae - 4.0%
2.073% 4/1/33 (d)	202,103	208,429
2.142% 3/1/35 (d)	17,707	18,315
2.165% 10/1/33 (d)	19,191	19,840
2.202% 2/1/33 (d)	20,396	21,044
2.213% 7/1/35 (d)	8,711	8,997
2.243% 12/1/34 (d)	21,979	22,671
2.295% 11/1/33 (d)	48,313	50,291
2.316% 3/1/35 (d)	3,507	3,637
2.474% 10/1/35 (d)	23,059	23,874
2.49% 7/1/36 (d)	79,705	83,429
2.532% 7/1/34 (d)	11,030	11,464
2.553% 10/1/33 (d)	19,195	20,210
2.573% 3/1/35 (d)	10,899	11,437
2.59% 6/1/36 (d)	12,240	12,795
2.62% 1/1/35 (d)	89,892	93,754
2.627% 3/1/33 (d)	47,872	50,050
2.642% 7/1/35 (d)	104,692	110,401
2.677% 12/1/32 (d)	67,622	71,198
2.682% 2/1/34 (d)	5,324	5,581
2.686% 11/1/36 (d)	104,523	109,771
2.733% 7/1/35 (d)	24,004	25,168
2.837% 9/1/36 (d)	48,963	51,367
2.882% 6/1/47 (d)	49,651	51,951
3.126% 8/1/35 (d)	238,834	252,830
3.142% 2/1/37 (d)	189,177	198,231
3.5% 11/1/25 to 2/1/26	7,000,099	7,026,061
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 3/1/26 (b)	$ 8,200,000	$ 8,217,278
4% 9/1/13	62,782	64,598
4.156% 2/1/34 (d)	137,337	143,595
4.195% 2/1/36 (d)	34,669	36,430
5% 2/1/16	13,988	14,753
5.494% 4/1/36 (d)	164,585	172,085
5.816% 5/1/36 (d)	32,447	33,794
5.937% 12/1/32 (d)	776,339	822,676
5.963% 3/1/37 (d)	27,846	29,770
6% 6/1/16 to 10/1/16	35,405	38,367
6.5% 6/1/15 to 7/1/32	251,176	277,005
7% 6/1/12 to 11/1/14	56,447	59,555
9% 2/1/13 to 8/1/21	63,489	70,754
9.5% 11/1/21	294	329
10.5% 8/1/20	11,608	13,712
11.5% 7/15/19	36,789	40,858
12% 4/1/15	8,274	9,433
12.5% 3/1/16	690	782
		18,608,570
Freddie Mac - 0.9%
2.041% 3/1/35 (d)	53,070	54,536
2.108% 5/1/37 (d)	30,160	31,226
2.349% 7/1/35 (d)	479,392	496,510
2.407% 6/1/33 (d)	100,112	104,399
2.461% 11/1/35 (d)	97,347	101,585
2.507% 12/1/36 (d)	364,183	380,738
2.528% 12/1/33 (d)	212,354	222,848
2.54% 6/1/37 (d)	95,224	100,299
2.552% 5/1/37 (d)	309,063	325,131
2.574% 10/1/35 (d)	114,402	119,611
2.579% 5/1/37 (d)	189,397	198,395
2.605% 4/1/34 (d)	379,027	397,944
2.615% 4/1/37 (d)	37,788	39,618
2.623% 3/1/37 (d)	11,012	11,358
2.631% 7/1/35 (d)	104,612	109,136
2.786% 1/1/35 (d)	269,890	283,657
3.022% 7/1/35 (d)	89,731	94,813
3.136% 5/1/37 (d)	28,023	29,318
3.147% 3/1/33 (d)	3,231	3,405
3.172% 10/1/36 (d)	131,426	137,428
3.342% 1/1/36 (d)	99,486	104,596
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.352% 10/1/35 (d)	$ 16,508	$ 17,488
3.396% 2/1/36 (d)	10,041	10,600
3.461% 3/1/36 (d)	354,488	370,210
5% 9/1/35	8,451	8,891
5.847% 6/1/37 (d)	11,740	12,437
6.141% 7/1/36 (d)	42,379	44,630
6.284% 8/1/37 (d)	64,523	68,959
6.473% 2/1/37 (d)	24,096	25,227
6.5% 12/1/21	196,615	215,170
7.22% 4/1/37 (d)	1,681	1,781
7.5% 11/1/12	23,740	24,791
9% 10/1/16 to 12/1/18	26,766	29,723
9.5% 2/1/17 to 12/1/22	36,888	41,882
10% 6/1/18 to 6/1/20	5,221	6,117
10.5% 9/1/20	115	136
11.5% 10/1/15	2,479	2,752
12% 10/1/13 to 11/1/19	6,537	7,246
12.25% 11/1/14	4,703	5,151
12.5% 1/1/13 to 6/1/19	24,345	27,312
		4,267,054
Ginnie Mae - 0.1%
4% 9/15/25	218,203	228,086
8% 12/15/23	111,955	127,400
8.5% 1/15/17 to 3/15/17	23,421	26,088
10.5% 1/15/16 to 1/15/18	24,001	27,504
11% 10/20/13	778	843
		409,921
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,866,971)		23,285,545
Collateralized Mortgage Obligations - 4.8%

U.S. Government Agency - 4.8%
Fannie Mae floater Series 1994-42 Class FK, 2.92% 4/25/24 (d)	784,162	792,043
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2415% 8/25/31 (d)	185,864	189,144
Series 2002-49 Class FB, 0.863% 11/18/31 (d)	262,773	263,774
Series 2002-60 Class FV, 1.2615% 4/25/32 (d)	58,020	59,208
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-74 Class FV, 0.7115% 11/25/32 (d)	$ 1,158,355	$ 1,162,197
Series 2002-75 Class FA, 1.2615% 11/25/32 (d)	118,854	121,288
Series 2008-76 Class EF, 0.7615% 9/25/23 (d)	549,048	548,556
Series 2010-86 Class FE, 0.7115% 8/25/25 (d)	774,646	774,597
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	300,634	324,573
Series 2002-9 Class PC, 6% 3/25/17	434,882	470,821
Series 2005-52 Class PB, 6.5% 12/25/34	240,747	258,067
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	67,871	72,750
Series 2002-57 Class BD, 5.5% 9/25/17	69,534	75,484
Series 2004-95 Class AN, 5.5% 1/25/25	241,503	258,496
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 1.2658% 3/15/32 (d)	258,719	263,806
Series 2526 Class FC, 0.6658% 11/15/32 (d)	169,063	169,242
Series 2530 Class FE, 0.8658% 2/15/32 (d)	140,477	141,449
Series 2630 Class FL, 0.7658% 6/15/18 (d)	22,905	23,113
Series 3346 Class FA, 0.4958% 2/15/19 (d)	2,614,508	2,617,142
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	71,870	77,454
Series 2363 Class PF, 6% 9/15/16	90,929	97,838
Series 2376 Class JE, 5.5% 11/15/16	75,745	80,990
Series 2381 Class OG, 5.5% 11/15/16	51,028	54,422
Series 2425 Class JH, 6% 3/15/17	94,271	101,983
Series 2628 Class OE, 4.5% 6/15/18	335,000	357,598
Series 2695 Class DG, 4% 10/15/18	805,000	849,916
Series 3147 Class PF, 0.5658% 4/15/36 (d)	1,127,747	1,121,990
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	648,221	708,260
Series 2570 Class CU, 4.5% 7/15/17	22,298	22,881
Series 2572 Class HK, 4% 2/15/17	17,754	17,963
Series 2668 Class AZ, 4% 9/15/18	753,034	784,218
Series 2672 Class HA, 4% 9/15/16	208,500	212,524
Series 2729 Class GB, 5% 1/15/19	418,242	445,524
Series 2860 Class CP, 4% 10/15/17	9,659	9,645
Series 3013 Class VJ, 5% 1/15/14	516,967	542,534
Ginnie Mae 0.761% 3/1/61 (d)(e)	1,500,000	1,500,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.59% 7/20/60 (d)(e)	$ 1,264,733	$ 1,255,248
Series 2010-H18 Class AF, 0.5656% 9/1/60 (d)(e)	1,293,821	1,293,821
Series 2010-H19 Class FG, 0.5606% 8/20/60 (d)(e)	1,643,750	1,629,614
Series 2011-H03 Class FA, 0.7606% 1/20/61 (d)(e)	1,500,446	1,500,446
Series 2011-H05 Class FA, 0.7606% 12/20/60 (d)(e)	720,000	720,000
Series 2004-79 Class FA, 0.563% 1/20/31 (d)	391,814	392,124
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,087,448)		22,362,743
Cash Equivalents - 6.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $31,196,000)	$ 31,196,182	31,196,000
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $478,804,629)		482,423,408
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(13,562,165)
NET ASSETS - 100%		$ 468,861,243
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
93 CBOT 2 Year U.S. Treasury Notes Contracts	July 2011	$ 20,301,609	$ 20,101
The face value of futures purchased as a percentage of net assets is 4.3%
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $45,651,748 or 9.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $105,488.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,196,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 2,607,211
Bank of America NA	2,317,521
Barclays Capital, Inc.	1,290,569
Credit Agricole Securities (USA), Inc.	1,158,760
Deutsche Bank Securities, Inc.	1,329,627
Goldman, Sachs & Co.	289,690
HSBC Securities (USA), Inc.	3,476,281
ING Financial Markets LLC	2,143,707
J.P. Morgan Securities, Inc.	3,476,281
Merrill Lynch Government Securities, Inc.	1,042,884
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,599,863
Mizuho Securities USA, Inc.	6,373,182
RBC Capital Markets Corp.	289,690
Societe Generale, New York Branch	2,317,521
Wells Fargo Securities LLC	1,483,213
$ 31,196,000
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 405,579,120	$ -	$ 405,579,120	$ -
U.S. Government Agency - Mortgage Securities	23,285,545	-	23,285,545	-
Collateralized Mortgage Obligations	22,362,743	-	22,362,743	-
Cash Equivalents	31,196,000	-	31,196,000	-
Total Investments in Securities:	$ 482,423,408	$ -	$ 482,423,408	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 20,101	$ 20,101	$ -	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $478,665,427. Net unrealized appreciation aggregated $3,757,981, of which $5,447,178 related to appreciated investment securities and $1,689,197 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2011